Premises and Equipment (Tables)	12 Months Ended
Oct. 31, 2022
Text Block [Abstract]
Summary of Maximum Estimated Useful Lives to Amortize Assets	The maximum estimated useful lives we use to depreciate our assets are as follows:

Buildings	10 to 40 years
Computer equipment and operating system software	5 to 7 years
Other equipment	10 years
Leasehold improvements	Lease term to a maximum of 10 years

Summary of Net Rent Expense for Premises and Equipment
The total cost and associated accumulated depreciation for premises and equipment owned and leased are set out below:

(Canadian $ in millions)							2022							2021
	Land	Buildings	Computer equipment	Other equipment	Leasehold improvements	Right-of-use assets	Total	Land	Buildings	Computer equipment	Other equipment	Leasehold improvements	Right-of-use assets	Total
Cost

Balance at beginning of year	99	1,354	2,292	685	1,941	3,201	9,572	112	1,454	2,481	904	1,769	2,580	9,300
Additions/lease modifications	18	59	319	105	281	329	1,111	–	52	193	53	192	731	1,221
Disposals (1)	(8)	(44)	(53)	(29)	(246)	(235)	(615)	(6)	(44)	(349)	(245)	(44)	(29)	(717)
Foreign exchange and other	10	319	113	184	78	140	844	(7)	(108)	(33)	(27)	24	(81)	(232)
Balance at end of year	119	1,688	2,671	945	2,054	3,435	10,912	99	1,354	2,292	685	1,941	3,201	9,572
Accumulated Depreciation and Impairment
Balance at beginning of year	–	867	1,724	471	1,338	718	5,118	–	936	1,888	680	1,250	363	5,117
Disposals (1)	–	(35)	(48)	(25)	(243)	(153)	(504)	–	(46)	(345)	(245)	(41)	(29)	(706)
Depreciation	–	50	225	53	116	336	780	–	52	217	51	105	366	791
Foreign exchange and other (2)	–	306	106	168	59	38	677	–	(75)	(36)	(15)	24	18	(84)
Balance at end of year	–	1,188	2,007	667	1,270	939	6,071	–	867	1,724	471	1,338	718	5,118
Net carrying value	119	500	664	278	784	2,496	4,841	99	487	568	214	603	2,483	4,454
(1)	Includes fully depreciated assets written off and assets sold as part of divestitures during the year. Refer to Note 10.
(2)	Includes impairment charges.